LEASES - Schedule of Undiscounted Lease Payments to be Received Under Operating Leases (Details) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	$ 147.6	$ 145.1
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	33.0	36.3
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	32.6	24.1
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	30.0	23.3
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	21.7	21.0
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	16.5	13.6
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	$ 13.8	$ 26.8